Borrowings - Long and Short Term Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Borrowings
Short-term	¥ 2,910,859	¥ 2,912,867
Long-term loan due in one year	996,010	525,255
Subtotal	3,906,869	3,438,122
Long-term	2,061,399	2,701,438
Total borrowings	¥ 5,968,268	¥ 6,139,560